ACCRUED POST-EMPLOYMENT AND TERMINATION BENEFITS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Non-current liabilities	$ 37,434	$ 43,541
Accrued post-employment and termination benefits	7,840	8,810
Cash payments	$ 8,791	$ 9,475	$ 10,606